Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEETS [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	2,500	2,500
Preferred stock, shares outstanding	2,500	2,500
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000
Common stock, shares issued	981,345,686	126,970	30,000
Common stock, shares outstanding	981,345,686	126,970	30,000